Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost [Abstract]
Due in one year or less	$ 10,032
Due in one year through five years	105,854
Due after five years through ten years	20,018
Amortized Cost	573,432	$ 515,531
Fair Value [Abstract]
Due in one year or less	10,081
Due in one year through five years	105,837
Due after five years through ten years	19,877
Total securities available for sale	573,823	501,463
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	388,537
Amortized Cost	388,537	271,386
Fair Value [Abstract]
Securities, fair value	389,517
Total securities available for sale	389,517	262,032
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	48,991
Amortized Cost	48,991	58,376
Fair Value [Abstract]
Securities, fair value	48,511
Total securities available for sale	$ 48,511	$ 56,475